SUBSEQUENT EVENT (Details Narrative) - shares	Aug. 11, 2021	Jan. 31, 2020	Oct. 31, 2017
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,000,000	3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,000,000